SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	Jan. 01, 2019
Condensed Financial Information Disclosure [Abstract]
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY
DOUYU INTERNATIONAL HOLDINGS LIMITED
CONDENSED BALANCE SHEETS

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	3,757,734,490	7,140,577,532	1,020,753,285
Prepayments	49,333	838,398	119,850
Other current assets	60,502,935	56,840,976	8,125,479
Amount due from subsidiaries and VIEs	426	39,995,433	5,717,390

Total current assets	3,818,287,184	7,238,252,339	1,034,716,004
Other non-current assets	13,229,851	—	—
Investments in subsidiaries and VIEs	(188,401,872)	124,167,455	17,749,872

Total assets	3,643,115,163	7,362,419,794	1,052,465,876

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	11,842,346	60,938,325	8,711,199
Amount due to subsidiaries and VIEs	333,665	339,159	48,483
Deferred revenue	—	13,162,958	1,881,659

Total current liabilities	12,176,011	74,440,442	10,641,341
Non-current liabilities	—	46,070,348	6,585,806

Total liabilities	12,176,011	120,510,790	17,227,147

Convertible redeemable preferred shares (total redemption value of RMB7,262,965,150 and nil as of December 31, 2018 and 2019, respectively)	6,644,822,639	—	—
Shareholders’ equity ( deficit )
Ordinary shares (US$0.0001 par value, 479,999,830 and 500,000,000 shares authorized, 10,170,111 and 34,568,689 shares issued, 8,063,790 and 32,751,819 shares outstanding as of December 31, 2018 and 2019, respectively)	5,148	22,144	3,166
Treasury shares (nil and 291,207 ordinary shares as of December 31, 2018 and 2019, respectively)	—	(168,567,125)	(24,096,853)
Additional paid-in capital	48,989,244	10,324,277,855	1,475,866,692
Accumulated deficit	(3,388,471,092)	(3,348,717,860)	(478,702,842)
Accumulated other comprehensive income	325,593,213	434,893,990	62,168,566

Total shareholders’ e quity ( deficit )	(3,013,883,487)	7,241,909,004	1,035,238,729

TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS EQUITY ( DEFICIT )	3,643,115,163	7,362,419,794	1,052,465,876

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY
DOUYU INTERNATIONAL HOLDINGS LIMITED
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Total net revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	—	(11,697,585)	(41,464,310)	(5,927,368)
Other operating income (expense), net	—	(338)	6,508,518	930,400
Interest income	—	68,216,989	148,245,151	21,191,805
Equity in deficit of subsidiaries and VIE	(612,897,944)	(932,798,894)	(73,536,127)	(10,512,069)

Net income (loss)	(612,897,944)	(876,279,828)	39,753,232	5,682,768

Other comprehensive income	—	325,593,213	109,300,777	15,624,664

Comprehensive income ( loss )	(612,897,944)	(550,686,615)	149,054,009	21,307,432

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY
DOUYU INTERNATIONAL HOLDINGS LIMITED
CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	(612,897,944)	(876,279,828)	39,753,232	5,682,768
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss from equity in earnings of subsidiaries and VIEs	612,897,944	932,798,894	73,536,127	10,512,069
Share-based compensation	—	—	23,241,480	3,322,395
Changes in operating assets and liabilities:
Prepayments	—	(49,333)	(789,065)	(112,798)
Other current assets	—	(60,502,935)	3,661,959	523,481
Other non-current assets	—	(6,353,017)	—	—
Amount due from subsidiaries and VIEs	—	(426)	(39,995,000)	(5,717,329)
Accrued expenses and other current liabilities	—	11,842,346	(4,197,822)	(600,083)
Amount due to subsidiaries and VIEs	—	333,665	—	—
Other liabilities	—	—	59,233,306	8,467,465

CASH PROVIDED BY OPERATING ACTIVITIES	—	1,789,366	154,444,217	22,077,968
Investment in subsidiaries	—	(1,853,885,036)	(151,881,863)	(21,711,677)

CASH USED IN INVESTING ACTIVITIES	—	(1,853,885,036)	(151,881,863)	(21,711,677)
Proceeds on issuance of ordinary shares through IPO	—	5,207	3,422,497,233	489,249,683
Deferred offering cost	—	(6,876,834)	—	—
Payment of deferred offering costs	—	—	(36,249,484)	(5,181,903)
Repurchase of ordinary shares	—	—	(115,273,325)	(16,478,447)
Capital contribution from convertible redeemable preferred shareholders	—	4,026,518,012	—	—
Capital investment from a preferred shareholder in connection with 2018 Restructuring	—	1,260,439,815	—	—

CASH PROVIDED BY FINANCING ACTIVITIES	—	5,280,086,200	3,270,974,424	467,589,333

Effect of foreign exchange rate changes	—	329,743,960	109,306,264	15,625,449

NET INCREASE IN CASH AND CASH EQUIVALENTS	—	3,757,734,490	3,382,843,042	483,581,073

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	—	3,757,734,490	537,172,212

CASH AND CASH EQUIVALENTS AT YEAR END	—	3,757,734,490	7,140,577,532	1,020,753,285

Supplemental disclosure on non-cash investing and financing activities:
Deferred offering costs payable	—	6,353,017	—	—
Payable for repurchase of ordinary shares not yet paid	—	—	53,293,800	7,618,406

SCHEDULE I—NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
1. Schedule I has been provided pursuant to the requirements of Rule
12-04(a)
 and
5-04(c)
 of Regulation
S-X,
 which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited combined and
consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2. The condensed financial information has been prepared using the same accounting policies as set out in the combined and
consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Loss from equity in earnings of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3. For the years ended December 31,
2017,
2018 and 2019, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.
4. Translations of balances in the additional financial information of Parent Company—Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB
6.9954,
as set forth in H.10 statistical release of the Federal Reserve Board on December 27, 2019. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 27, 2019, or at any other rate.